TIME HORIZON FUNDS

                       Time Horizon Portfolio 1
                       Time Horizon Portfolio 2
                       Time Horizon Portfolio 3

Supplement dated December 31, 1998 to Prospectus dated November 1, 1998

      This Supplement provides additional information beyond that contained in the Prospectus, and should be read in conjunction with such Prospectus.  It supersedes the Supplement dated
                        November 1, 1998.

1. You may continue to purchase A Shares without a front-end sales load until further notice.

2.   B Shares will not be available for purchase until further notice.